Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		2 Months Ended	12 Months Ended
	Apr. 25, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Extending vesting period			7 years
Weighted-average grant date fair value per award			¥ 530
Aggregate intrinsic values, outstanding			¥ 19,417
Total unrecognized compensation cost, based on fair value			¥ 4,980
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 8 months
RSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total number of RSU granded	33,786,200
RSU awards [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	1 year
RSU awards [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
Extending vesting period	7 years
SAR Plan A awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average grant date fair value per share			¥ 79	¥ 110	¥ 126
Total intrinsic values, exercised			¥ 241	¥ 450	¥ 330
Aggregate intrinsic values, outstanding			102
Aggregate intrinsic values, exercisable			102
Total unrecognized compensation cost, based on fair value			¥ 252
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 4 months
Total fair value of awards vested
SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
Weighted-average grant date fair value per share				¥ 588	¥ 375
Total intrinsic values, exercised			¥ 8,896	¥ 21,740	¥ 21,014
Aggregate intrinsic values, outstanding			15,726
Aggregate intrinsic values, exercisable			9,147
Total unrecognized compensation cost, based on fair value			¥ 351
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 4 months
Total fair value of awards vested			¥ 10,757	17,539	23,310
SAR Plan A, SAR Plan B, and RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			21,814	9,650	8,960
Cash received from exercise of compensation plans			313
Tax benefit realized from exercise of deferred compensation			700
Tax benefits recognized in earnings for compensation expense			¥ 90	566	453
NSU and CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 5,077	24,286	23,127
NSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 575
Weighted-average period for recognizing unrecognized compensation cost (in years)			11 months
Total fair value of awards vested			¥ 11,481	17,103	14,267
NSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		7 years
Total grant date fair value		¥ 8,000
CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 413
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 5 months
Total fair value of awards vested			¥ 6,282	11,871	15,186
NIU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 1,731	8,697	6,107
Total unrecognized compensation cost, based on fair value			¥ 246
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year
Total fair value of awards vested			¥ 5,091	7,669	10,802
NSUs, CSUs and NIU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 220	¥ 779	¥ 720